Shareholder Report, Average Annual Return (Details)		1 Months Ended	5 Months Ended		10 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Themes Airlines ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Airlines ETF
Average Annual Return, Percent							6.63%
Themes Cloud Computing ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Cloud Computing ETF
Average Annual Return, Percent					12.21%
Themes Copper Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Copper Miners ETF
Average Annual Return, Percent	12.03%
Themes Cybersecurity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Cybersecurity ETF
Average Annual Return, Percent							15.83%
Themes European Luxury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes European Luxury ETF
Average Annual Return, Percent					(5.02%)
Themes Generative Artificial Intelligence ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Generative Artificial Intelligence ETF
Average Annual Return, Percent							19.35%
Themes Global Systemically Important Banks ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Global Systemically Important Banks ETF
Average Annual Return, Percent					25.09%
Themes Gold Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Gold Miners ETF
Average Annual Return, Percent						50.48%
Themes Lithium & Battery Metal Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Lithium & Battery Metal Miners ETF
Average Annual Return, Percent	22.44%
Themes Natural Monopoly ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Natural Monopoly ETF
Average Annual Return, Percent						18.71%
Themes Robotics & Automation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Robotics & Automation ETF
Average Annual Return, Percent				12.51%
Themes Silver Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Silver Miners ETF
Average Annual Return, Percent			16.01%
Themes Uranium & Nuclear ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes Uranium & Nuclear ETF
Average Annual Return, Percent	5.64%
Themes US Cash Flow Champions ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes US Cash Flow Champions ETF
Average Annual Return, Percent						20.80%
Themes US Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes US Infrastructure ETF
Average Annual Return, Percent		8.31%
Themes US R&D Champions ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes US R&D Champions ETF
Average Annual Return, Percent						24.56%
Themes US Small Cap Cash Flow Champions ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Themes US Small Cap Cash Flow Champions ETF
Average Annual Return, Percent						23.74%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent							24.05%
Solactive Airlines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Airlines Index
Average Annual Return, Percent							6.98%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent					20.49%
Solactive Cloud Computing Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Cloud Computing Index
Average Annual Return, Percent					12.53%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent	1.46%
BITA Global Copper Mining Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								BITA Global Copper Mining Select Index
Average Annual Return, Percent	12.26%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent							24.05%
Solactive Cybersecurity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Cybersecurity Index
Average Annual Return, Percent							16.31%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent					20.49%
Solactive European Luxury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive European Luxury Index
Average Annual Return, Percent					(4.53%)
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent							24.05%
Solactive Generative Artificial Intelligence Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Generative Artificial Intelligence Index
Average Annual Return, Percent							20.02%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent					20.49%
KBW Nasdaq Global Bank Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								KBW Nasdaq Global Bank Index
Average Annual Return, Percent					26.28%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent						22.88%
Solactive Global Pure Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Global Pure Gold Miners Index
Average Annual Return, Percent						51.41%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent	1.46%
BITA Global Lithium and Battery Metals Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								BITA Global Lithium and Battery Metals Index
Average Annual Return, Percent	21.95%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent						22.88%
Solactive Natural Monopoly Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Natural Monopoly Index
Average Annual Return, Percent						19.01%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent				15.54%
Solactive Industrial Robotics & Automation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Industrial Robotics & Automation Index
Average Annual Return, Percent				6.39%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent			12.82%
STOXX Global Silver Mining Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								STOXX Global Silver Mining Index
Average Annual Return, Percent			16.38%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent	1.46%
BITA Global Uranium and Nuclear Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								BITA Global Uranium and Nuclear Select Index
Average Annual Return, Percent	5.78%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Average Annual Return, Percent						25.49%
Solactive US Cash Flow Champions Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive US Cash Flow Champions Index
Average Annual Return, Percent						21.14%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Average Annual Return, Percent		3.82%
Solactive United States Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive United States Infrastructure Index
Average Annual Return, Percent		8.33%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Average Annual Return, Percent						25.49%
Solactive US R&D Champions Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive US R&D Champions Index
Average Annual Return, Percent						24.98%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Average Annual Return, Percent						25.49%
Solactive US Small Cap Cash Flow Champions Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive US Small Cap Cash Flow Champions Index
Average Annual Return, Percent						24.19%